   SUPPLEMENT TO PROSPECTUS FOR VENTURE VARIABLE UNIVERSAL LIFE (ISSUED BY SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA) DATED MAY 1, 1996 AS AMENDED AUGUST 14, 1996

   AND SUPPLEMENT TO PROSPECTUS FOR MANULIFE SERIES FUND, INC. DATED AUGUST 14, 1996

   This Supplement updates certain information in the Prospectuses named above. Please read it and keep it with your Prospectuses for future reference.

                                      (I)

   On September 27, 1996, at a meeting of the Board of Directors of Manulife Series Fund, Inc. (the "Fund"), the Board voted to approve a reorganization (the "Reorganization") of the Fund that will combine each of the nine portfolios of the Fund with a newly created or existing portfolio of NASL Series Trust (the "Trust"), an open end management investment company advised by NASL Financial Services, Inc. ("NASL Financial"), the ultimate parent of which is The Manufacturers Life Insurance Company ("Manulife"). Manulife is also the ultimate parent of the Fund's current investment adviser, Manufacturers Adviser Corporation. The Reorganization is scheduled to take effect December 31, 1996.

   The Reorganization will be effected by transferring all of the assets and liabilities of a Fund portfolio to the corresponding portfolio of the Trust in exchange for shares of such corresponding Trust portfolio. As a result of the Reorganization, each shareholder of a Fund portfolio will receive that number of shares of the corresponding Trust portfolio equal in value at the time of the exchange to the value of such shareholder's shares of the Fund portfolio on such date. However, because the per share value of the two Money Market portfolios will differ, shareholders of the Fund Money-Market portfolio will, after completion of the Reorganization, own a different number of shares of the Trust Money Market portfolio, even though the value of their shares will not have changed.

   The table below identifies the specific Trust portfolio into which each Fund portfolio will reorganize as well as the adviser, subadviser, and advisory fees and other expenses for the Trust portfolio. NASL Financial is the adviser to each Trust portfolio although each portfolio will have a subadviser as noted below. The Money-Market Portfolio of the Fund will reorganize into the Trust Money Market Portfolio, an existing series of the Trust which has substantially similar investment objectives to the Fund Money-Market Portfolio. The Common Stock, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond and Equity Index Portfolios of the Fund will reorganize into newly organized series of the Trust created for the purpose of operating as successors to the corresponding Fund portfolio. The investment objectives of these Fund portfolios will remain substantially the same and Manufacturers Adviser Corporation ("MAC") will manage the corresponding portfolios in a subadviser capacity. The International, Emerging Growth Equity and Balanced Assets portfolios will reorganize into newly organized portfolios of the Trust that will be subadvised by an adviser other than MAC with objectives that are similar but not identical to those of the corresponding Fund portfolio.




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
                                                                                                                         Total Fund
Fund Portfolio       Newly Organized          Trust Portfolio      Trust Portfolio         Advisory       Other          Operating
                     Trust Portfolio          Adviser              SubAdviser              Fee            Expenses***    Expenses



Money-Market Fund    Money Market Trust       NASL Financial       Manufacturers           0.50%          0.04%          0.54%
                                                                   Adviser Corporation

International Fund   International Stock      NASL Financial       Rowe Price -            1.05%          0.20%          1.25%
                     Trust                                         Fleming
                                                                   International, Inc.

Emerging Growth       Emerging Growth         NASL Financial       Warburg, Pincus         1.05%          0.10%          1.15%
Equity Fund           Trust                                        Counsellors, Inc.

Balanced Assets Fund  Balanced Trust          NASL Financial       Founders Asset          0.80%          0.15%          0.95%
                                                                   Management, Inc.

Common Stock Fund     Common Stock Trust      NASL Financial       Manufacturers           0.44%**        0.06%          0.50%**
                                                                   Adviser Corporation

Pacific Rim           Pacific Rim             NASL Financial       Manufacturers           0.85%          0.30%          1.15%
Emerging Markets      Emerging Markets                             Adviser Corporation
Fund                  Trust

Real Estate           Real Estate             NASL Financial       Manufacturers           0.40%**        0.10%          0.50%**
Securities Fund       Securities Trust                             Adviser Corporation

Capital Growth Bond   Capital Growth Bond     NASL Financial       Manufacturers           0.40%**        0.10%          0.50%**
Fund                  Trust                                        Adviser Corporation

Equity Index Fund     Equity Index Trust      NASL Financial       Manufacturers           0.25%          0.15%          0.40%
                                                                   Adviser Corporation

   The Reorganization is subject to the approval of the shareholders of each Fund portfolio and a shareholders meeting is scheduled to be held December 20, 1996 regarding this matter. Therefore, shareholders of record of the Fund on October 23, 1996 will receive notice of this meeting as well as a proxy statement which will explain in more detail the terms of the Reorganization.

 **"Total Fund Operating Expenses" reflect the agreement by NASL Financial voluntarily to waive fees payable to it and/or reimburse expenses for a period of one year following the consummation of the Reorganization to the extent necessary to prevent "Total Fund Operating Expenses" for each indicated NASL portfolio for such period from exceeding .50% of average net assets. "Advisory Fees" for each indicated NASL portfolio reflect estimated fee waivers by NASL Financial pursuant to such agreement; absent such waivers, "Advisory Fees" would be .70%, .70% and .65% for the NASL Common Stock Trust, NASL Real Estate Securities Trust and NASL Capital Growth Bond Trust, respectively.

***"Other Expenses" include custody fees, registration fees, legal fees, audit fees, trustees' fees, insurance fees and other miscellaneous expenses. The amounts in the table above are expense estimates for the first year based on historical NASL new portfolio cash inflows. NASL Financial has agreed to reduce its advisory fee or reimburse the Trust to the extent expenses (excluding taxes, portfolio brokerage, commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business) exceed 0.75% for the International Stock Trust and Pacific Rim Emerging Markets Trust, 0.15% for the Equity Index Trust, and 0.50% in the case of the other portfolios of the Trust of the average annual net assets of such Trust Portfolio.


The last four sentences of the third paragraph of the Capital Growth Bond Fund disclosure on page 12 of the prospectus are replaced with the following:

   "Government obligations in which the Capital Growth Bond Fund may invest include those of foreign governments provided they are denominated in U.S. dollars. The Fund may purchase other securities issued by non U.S. issuers if denominated in U.S. dollars and issued pursuant to U.S. federal securities regulations. The Fund may also purchase securities on a forward-commitment, when-issued or delayed-delivery basis. For a discussion of these securities, please see the Statement of Additional Information."

                                      (II)


   The fourth paragraph under the heading Manulife Series Fund and NASL Series Trust is hereby amended. The sentence which currently reads "Goldman Sachs Asset Management provides investment subadvisory services to the Value Equity Trust" is replaced by the following sentence:

   T. Rowe Price Associates, Inc. provides investment subadvisory services to the Value Equity Trust.

   This change in subadviser will be voted upon by shareholders of record of the Value Equity Trust at the close of business on October 23, 1996 at a shareholders meeting to be held by NASL Series Trust December 20, 1996.



   The Date of this Supplement is October 1, 1996.